SCHEDULE OF VARIABLE INTEREST ENTITY (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	$ 2,355,169		$ 2,355,169		$ 3,912,122	$ 5,684,271
Current liabilities	(850,000)		(850,000)		(1,312,841)	(1,038,542)
Net deficit	2,233,868		2,233,868		3,312,972	5,924,834
Cash	1,584,869		1,584,869		2,597,848	3,517,600
Prepaid taxes	322,438		322,438		636,218	1,104,495
Total current liabilities	850,000		850,000		1,312,841	1,038,542
Operating revenues	663,889	$ 201,284	1,469,556	$ 806,850	1,016,962	3,434,561
Gross profit	506,144	164,621	1,128,997	656,973	719,629	2,676,766
Loss from operations	(193,308)	(364,996)	(771,723)	(1,116,503)	(1,858,568)	(158,135)
Net loss	(240,712)	(571,265)	(954,711)	(1,547,140)	(2,524,244)	354,766
Variable Income Interest Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	5,651		5,651		18,850	48,717
Current liabilities	(41,393)		(41,393)		(51,272)	(53,573)
Net deficit	(35,742)		(35,742)		(32,422)	(4,856)
Cash	3,997		3,997		17,493	37,387
Prepaid taxes	1,654		1,654		1,357	11,330
Accounts payable – intercompany	40,306		40,306		49,724	51,669
Other payables and accrued liabilities	1,087		1,087		1,548	1,904
Total current liabilities	41,393		41,393		51,272	53,573
Operating revenues						346,907
Gross profit						4,442
Loss from operations	(3,743)	(4,914)	(6,962)	(16,881)	(21,966)	(10,752)
Net loss	$ (3,743)	$ (4,079)	$ (6,962)	$ (14,028)	$ (27,966)	$ (24,014)